UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04451

Name of Fund: Fund Address:	Legg Mason Special Investment Trust, Inc. 100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason Wood Walker, Incorporated 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31 ,2004

Item 1 – Schedule of Investments

Portfolio of Investments
Legg Mason Special Investment Trust, Inc.
December 31, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 99.1%
Consumer Discretionary — 25.2%
Internet and Catalog Retail — 11.1%
Amazon.com, Inc.	5,000	$221,450	A
InterActiveCorp	7,500	207,150	A

		428,600

Leisure Equipment and Products — 1.7%
Mattel, Inc.	3,300	64,325

Media — 6.8%
Gemstar-TV Guide International, Inc.	6,600	39,072	A
WPP Group plc	8,816	96,816
XM Satellite Radio Holdings Inc.	3,366	126,620	A

		262,508

Multiline Retail — 2.3%
Sears, Roebuck and Co.	1,700	86,751

Specialty Retail — 3.3%
AutoZone, Inc.	1,400	127,834	A

Consumer Staples — 4.6%
Food, Beverage and Tobacco — 4.6%
Dean Foods Company	2,931	96,576	A
The Pepsi Bottling Group, Inc.	3,000	81,120

		177,696

Financials — 18.7%
Capital Markets — 4.0%
The Bear Stearns Companies, Inc.	1,500	153,465

	Shares/Par	Value

Financials — Continued
Commercial Banks — 1.2%
Banknorth Group, Inc.	1,300	$47,580

Consumer Finance — 8.1%
AmeriCredit Corp.	4,000	97,800	A
Providian Financial Corporation	13,000	214,110	A

		311,910

Insurance — 2.0%
UnumProvident Corporation	4,200	75,348

Thrifts and Mortgage Finance — 3.4%
Radian Group Inc.	2,500	133,100

Health Care — 16.1%
Biotechnology — 0.7%
Cell Genesys, Inc.	3,100	25,110	A,B

Health Care Providers and Services — 12.5%
Caremark Rx, Inc.	3,800	149,834	A
Priority Healthcare Corporation	2,600	56,602	A,B
Tenet Healthcare Corporation	2,900	31,842	A
WellPoint Inc.	2,118	243,570	A

		481,848

Pharmaceuticals — 2.9%
Sepracor Inc.	1,900	112,803	A

Portfolio of Investments — Continued
Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value

Financials — Continued
Industrials — 8.3%
Commercial Services and Supplies — 8.3%
DeVry, Inc.	5,000	$86,800	A,B
Manpower Inc.	1,601	77,328
Republic Services, Inc.	4,600	154,284

		318,412

Information Technology — 12.7%
Internet Software and Services — 3.8%
CNET Networks, Inc.	13,000	145,990	A,B

IT Consulting and Services — 6.0%
Accenture Ltd.	2,737	73,907	A
Acxiom Corporation	4,000	105,200
Ceridian Corporation	3,000	54,840	A

		233,947

Software — 2.9%
Amdocs Limited	1,500	39,375	A
Symantec Corporation	2,800	72,128	A

		111,503

Telecommunication Services — 13.5%
Diversified Telecommunication Services — 4.2%
Cincinnati Bell Inc.	11,844	49,153	A
Level 3 Communications, Inc.	33,000	111,870	A

		161,023

Wireless Telecommunication Services — 9.3%
Nextel Communications, Inc.	7,500	225,000	A
NII Holdings Inc.	2,857	135,550	A

		360,550

Total Common Stock and Equity Interests (Identified Cost — $2,254,961)		3,820,303

	Shares/Par	Value

Repurchase Agreements — 1.4%
Bank of America 2%, dated 12/31/04, to be repurchased at $27,546 on 1/3/05 (Collateral: $25,395 Fannie Mae notes, 6%, due 5/15/11, value $28,188)	$27,541	$27,541
Goldman Sachs & Company 2.18%, dated 12/31/04, to be repurchased at $27,546 on 1/3/05 (Collateral: $26,972 Fannie Mae mortgaged-backed securities, 6%, due 11/1/34, value $28,226)	27,542	27,542

Total Repurchase Agreements (Identified Cost — $55,083)		55,083

Total Investments — 100.5% (Identified Cost — $2,310,044)		3,875,386
Other Assets Less Liabilities — (0.5)%		(19,744)

Net Assets — 100.0%		$3,855,642

Net Asset Value Per Share:
Primary Class		$46.48

Financial Intermediary Class		$53.06

Institutional Class		$53.13

A	Non-income producing.

B	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At December 31, 2004, the total market value of Affiliated Companies was $314,502 and the identified cost was $287,186.

Transactions With Affiliated Companies

An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period in securities of companies which are or were affiliated are as follows:

	Affiliate
	Value at	Purchased		Sold		Dividend	Shares at	Value at		Realized
	3/31/04	Cost	Shares	Cost	Shares	Income	12/31/04	12/31/04		Gain/(Loss)

Cell Genesys, Inc. //A	$—	$7,222	1,000	$—	—	$—	3,100	$25,110		$—
CNET Networks, Inc.	134,290	—	—	—	—	—	13,000	145,990		—
DeVry, Inc. //A	—	35,349	1,800	—	—	—	5,000	86,800		—
Priority Healthcare Corporation	55,354	—	—	—	—	—	2,600	56,602		—
Sybase, Inc.	108,714	—	—	57,390	5,179		—	—	//B	19,679

	$298,358	$42,571		$57,390		$—		$314,502		$19,679

//A	Prior to April 1, 2004, this security did not have affiliate status because the Fund owned less than 5% of the company’s voting shares.

//B	As a result of the Fund reducing its investment in this security, the company is no longer an Affiliated Company.

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:    /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date:       February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date:        February 25, 2005

By:    /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Special Investment Trust, Inc.
Date:       February 25, 2005